united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2019

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co. Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ladenburgfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

			Average Annual
			Return Since
	Six Months	One Year	Inception**
Ladenburg Income Fund Class A	3.25%	11.48%	3.77%
Ladenburg Income Fund Class A with load of 5.00%	(1.88)%	5.95%	2.54%
Ladenburg Income Fund Class C	2.86%	10.68%	3.10%
Ladenburg Income Fund Class I	3.31%	11.69%	3.88%
S&P 500 Total Return Index ***	10.92%	31.49%	15.40%
Barclays US Gov’t/Credit Index ****	2.63%	9.71%	3.44%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.21%, 3.01% and 1.93% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2019	% of Net Assets
Exchange Traded Funds - Debt Funds	65.5%
Exchange Traded Funds - Equity Funds	22.4%
Mutual Funds	9.8%
Short-Term Investment	2.1%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

			Average Annual
			Return Since
	Six Months	One Year	Inception**
Ladenburg Income & Growth Fund Class A	4.59%	15.05%	4.97%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(0.67)%	9.34%	3.73%
Ladenburg Income & Growth Fund Class C	4.17%	14.22%	4.33%
Ladenburg Income & Growth Fund Class I	4.68%	15.32%	5.27%
S&P 500 Total Return Index ***	10.92%	31.49%	15.40%
Barclays US Gov’t/Credit Index ****	2.63%	9.71%	3.44%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.55%, 2.30% and 1.30% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2019	% of Net Assets
Exchange Traded Funds - Debt Funds	48.1%
Exchange Traded Funds - Equity Funds	41.0%
Mutual Funds	9.7%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

			Average Annual
			Return Since
	Six Months	One Year	Inception**
Ladenburg Growth & Income Fund Class A	5.87%	19.39%	6.46%
Ladenburg Growth & Income Fund Class A with load of 5.00%	0.61%	13.40%	5.21%
Ladenburg Growth & Income Fund Class C	5.57%	18.57%	5.70%
Ladenburg Growth & Income Fund Class I	6.05%	19.70%	6.62%
S&P 500 Total Return Index ***	10.92%	31.49%	15.40%
Barclays US Gov’t/Credit Index ****	2.63%	9.71%	3.44%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.34%, 2.09% and 1.09% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2019	% of Net Assets
Exchange Traded Funds - Equity Funds	58.1%
Exchange Traded Funds - Debt Funds	31.2%
Mutual Funds	9.8%
Short-Term Investment	1.0%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

			Average Annual
			Return Since
	Six Months	One Year	Inception**
Ladenburg Growth Fund Class A	6.91%	22.63%	7.59%
Ladenburg Growth Fund Class A with load of 5.00%	1.54%	16.52%	6.32%
Ladenburg Growth Fund Class C	6.45%	21.64%	6.79%
Ladenburg Growth Fund Class I	6.98%	22.94%	7.73%
S&P 500 Total Return Index ***	10.92%	31.49%	15.40%
Barclays US Gov’t/Credit Index ****	2.63%	9.71%	3.44%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.42%, 2.17% and 1.17% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 31, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2019	% of Net Assets
Exchange Traded Funds - Debt Funds	71.7%
Exchange Traded Funds - Equity Funds	17.8%
Mutual Funds	9.7%
Short-Term Investment	0.7%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

			Average Annual
			Return Since
	Six Months	One Year	Inception**
Ladenburg Aggressive Growth Fund Class A	7.63%	25.13%	9.23%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	2.25%	18.89%	7.94%
Ladenburg Aggressive Growth Fund Class C	7.25%	24.15%	8.17%
Ladenburg Aggressive Growth Fund Class I	7.74%	25.42%	9.04%
S&P 500 Total Return Index ***	10.92%	31.49%	15.40%
Barclays US Gov’t/Credit Index ****	2.63%	9.71%	3.44%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.58%, 2.33% and 1.33% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2019	% of Net Assets
Exchange Traded Funds - Equity Funds	82.5%
Mutual Funds	9.7%
Exchange Traded Funds - Debt Funds	6.4%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value

	MUTUAL FUNDS - 9.8%
56,323	AllianzGI Structured Return Fund - Institutional Class	$895,529
19,439	JPMorgan Hedged Equity Fund - Institutional Class	413,279
	TOTAL MUTUAL FUNDS (Cost - $1,298,353)	1,308,808

	EXCHANGE TRADED FUNDS - 87.9%
	DEBT FUNDS - 65.5%
21,906	iShares Short-Term Corporate Bond ETF	1,174,819
61,261	SPDR Doubleline Total Return Tactical ETF	3,001,176
27,562	Vanguard Intermediate -Term Bond ETF	2,403,958
27,388	Vanguard Short-Term Bond ETF	2,207,747
		8,787,700
	EQUITY FUNDS - 22.4%
4,987	iShares Core MSCI Emerging Markets ETF	268,101
12,919	Schwab U.S. Large-Cap Growth ETF	1,200,304
16,272	Schwab U.S. Large-Cap Value ETF	978,273
1,799	Vanguard Mid-Cap Growth ETF	285,645
2,341	Vanguard Mid-Cap Value ETF	279,024
		3,011,347
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,172,572)	11,799,047

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND
280,152	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.50% + (Cost - $280,152)	280,152

	TOTAL INVESTMENTS - 99.8% (Cost - $12,751,077)	$13,388,007
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	29,995
	TOTAL NET ASSETS - 100.0%	$13,418,002

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value

	MUTUAL FUNDS - 9.7%
157,452	AllianzGI Structured Return Fund - Institutional Class	$2,503,491
84,552	JPMorgan Hedged Equity Fund - Institutional Class	1,797,569
	TOTAL MUTUAL FUNDS (Cost - $4,221,395)	4,301,060

	EXCHANGE TRADED FUNDS - 89.1%
	DEBT FUNDS - 48.1%
23,785	iShares Short-Term Corporate Bond ETF	1,275,590
147,354	SPDR Doubleline Total Return Tactical ETF	7,218,872
54,840	Vanguard Intermediate-Term Bond ETF	4,783,145
99,633	Vanguard Short-Term Bond ETF	8,031,416
		21,309,023
	EQUITY FUNDS - 41.0%
16,266	iShares Core MSCI Emerging Markets ETF	874,460
15,005	JPMorgan Diversified Return International Equity ETF	856,636
73,787	Schwab U.S. Large-Cap Growth ETF	6,855,550
90,971	Schwab U.S. Large-Cap Value ETF	5,469,176
11,821	Schwab U.S. Small-Cap ETF	894,141
11,798	Vanguard Mid-Cap Growth ETF	1,873,286
11,497	Vanguard Mid-Cap Value ETF	1,370,327
		18,193,576
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $36,386,724)	39,502,599

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND
615,231	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.50% + (Cost - $615,231)	615,231

	TOTAL INVESTMENTS - 100.2% (Cost - $41,223,350)	$44,418,890
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(76,679)
	TOTAL NET ASSETS - 100.0%	$44,342,211

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value

	MUTUAL FUNDS - 9.8%
234,127	AllianzGI Structured Return Fund - Institutional Class	$3,722,620
440,840	JPMorgan Hedged Equity Fund - Institutional Class	9,372,262
	TOTAL MUTUAL FUNDS (Cost - $12,302,800)	13,094,882

	EXCHANGE TRADED FUNDS - 89.3%
	DEBT FUNDS - 31.2%
206,077	SPDR Doubleline Total Return Tactical ETF	10,095,712
104,004	Vanguard Intermediate-Term Bond ETF	9,071,229
280,414	Vanguard Short-Term Bond ETF	22,604,173
		41,771,114
	EQUITY FUNDS - 58.1%
48,032	iShares Core MSCI Emerging Markets ETF	2,582,200
66,621	JPMorgan Diversified Return International Equity ETF	3,803,393
314,978	Schwab U.S. Large-Cap Growth ETF	29,264,606
383,444	Schwab U.S. Large-Cap Value ETF	23,052,653
52,729	Schwab U.S. Small-Cap ETF	3,988,421
52,801	Vanguard Mid-Cap Growth ETF	8,383,743
57,030	Vanguard Mid-Cap Value ETF	6,797,406
		77,872,422
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $107,429,935)	119,643,536

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND
1,333,631	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.50% + (Cost - $1,333,631)	1,333,631

	TOTAL INVESTMENTS - 100.1% (Cost - $121,066,366)	$134,072,049
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(71,975)
	TOTAL NET ASSETS - 100.0%	$134,000,074

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value

	MUTUAL FUNDS - 9.7%
125,731	AllianzGI Structured Return Fund - Institutional Class	$1,999,130
236,462	JPMorgan Hedged Equity Fund - Institutional Class	5,027,181
	TOTAL MUTUAL FUNDS - (Cost - $6,649,169)	7,026,311

	EXCHANGE TRADED FUNDS - 89.5%
	DEBT FUNDS - 17.8%
69,231	SPDR Doubleline Total Return Tactical ETF	3,391,627
15,914	Vanguard Intermediate-Term Bond ETF	1,388,019
100,454	Vanguard Short-Term Bond ETF	8,097,597
		12,877,243
	EQUITY FUNDS - 71.7%
38,664	iShares Cores MSCI Emerging Markets ETF	2,078,576
47,852	JPMorgan Diversified Return International Equity ETF	2,731,871
193,656	Schwab U.S. Large-Cap Growth ETF	17,992,579
241,872	Schwab U.S. Large-Cap Value ETF	14,541,345
36,684	Schwab US Small-Cap ETF	4,372,366
42,441	Vanguard Mid-Cap Growth ETF	6,738,782
47,188	Vanguard Mid-Cap Value ETF	3,569,300
		52,024,819
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $57,791,723)	64,902,062

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND
547,777	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.50% + (Cost - $547,777)	547,777

	TOTAL INVESTMENTS - 99.9% (Cost - $64,988,669)	$72,476,150
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	69,826
	TOTAL NET ASSETS - 100.0%	$72,545,976

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value

	MUTUAL FUNDS - 9.7%
28,096	AllianzGI Structured Return Fund - Institutional Class	$446,722
90,829	JPMorgan Hedged Equity Fund - Institutional Class	1,931,033
	TOTAL MUTUAL FUNDS - (Cost - $2,252,557)	2,377,755

	EXCHANGE TRADED FUNDS - 88.9%
	DEBT FUNDS - 6.4%
19,593	Vanguard Short-Term Bond ETF	1,579,392

	EQUITY FUNDS - 82.5%
17,273	iShares Core MSCI Emerging Markets ETF	928,597
15,922	JPMorgan Diversified Return International Equity ETF	908,987
74,522	Schwab U.S. Large-Cap Growth ETF	6,923,839
85,595	Schwab U.S. Large-Cap Value ETF	5,145,971
22,239	Schwab U.S. Small-Cap ETF	1,682,158
17,617	Vanguard Mid-Cap Growth ETF	2,797,227
16,505	Vanguard Mid-Cap Value ETF	1,967,231
		20,354,010
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $19,411,668)	21,933,402

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND
325,887	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.50% + (Cost - $325,887)	325,887

	TOTAL INVESTMENTS - 99.9% (Cost - $21,990,112)	$24,637,044
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	24,346
	TOTAL NET ASSETS - 100.0%	$24,661,390

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

		Ladenburg		Ladenburg		Ladenburg
	Ladenburg	Income &		Growth &	Ladenburg	Aggressive
	Income	Growth		Income	Growth	Growth
	Fund	Fund		Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$12,751,077	$41,223,350		$121,066,366	$64,988,669	$21,990,112
Investments in Securities at Value	$13,388,007	$44,418,890		$134,072,049	$72,476,150	$24,637,044
Due from Advisor	—	—		—	—	—
Receivable for Fund Shares Sold	30,809	139,439		151,831	139,439	38,998
Dividends and Interest Receivable	264	688		1,905	937	460
Prepaid Expenses and Other Assets	17,593	15,501		13,821	21,461	16,022
Total Assets	13,436,673	44,574,518		134,239,606	72,637,987	24,692,524

Liabilities:
Payable for Securities Purchased	—	171,980		—	—	—
Redemptions Payable	146	4,586		74,450	4,586	—
Payable to Related Parties	490	3,551		18,876	8,415	3,126
Accrued Advisory Fees	514	33,844		110,870	58,654	12,032
Accrued Distribution Fees	3,017	1,237		7,233	2,729	1,696
Accrued Expenses and Other Liabilities	14,504	17,109		28,103	17,627	14,280
Total Liabilities	18,671	232,307		239,532	92,011	31,134

Net Assets	$13,418,002	$44,342,211		$134,000,074	$72,545,976	$24,661,390

Composition of Net Assets:
At December 31, 2019, Net Assets consisted of:
Paid-in-Capital	$12,849,290	$41,383,824		$121,298,949	$65,222,320	$22,080,488
Accumulated Earnings	568,712	2,958,387		12,701,125	7,323,656	2,580,902
Net Assets	$13,418,002	$44,342,211		$134,000,074	$72,545,976	$24,661,390

Class A Net Assets	$496,629	$1,490,610		$2,361,439	$856,223	$97,525
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	44,744	127,669		190,066	65,073	7,012
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$11.10	$11.68		$12.42	$13.16	$13.91
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.68	$12.29		$13.07	$13.85	$14.64

Class C Net Assets	$34,391	$15,862		$347,285	$115,500	$191,220
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	3,120	1,370		28,422	8,816	14,105
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.02	$11.57	(b)	$12.22	$13.10	$13.56

Class I Net Assets	$12,886,982	$42,835,739		$131,291,350	$71,574,253	$24,372,645
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,164,049	3,648,546		10,543,183	5,450,271	1,779,236
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.07	$11.74		$12.45	$13.13	$13.70

(a)	On investments of $50,000 or more, the offering price is reduced

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2019

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$202,812	$615,446	$1,607,945	$815,885	$252,315
Interest Income	2,571	4,924	13,799	7,225	3,847
Total Investment Income	205,383	620,370	1,621,744	823,110	256,162

Expenses:
Investment Advisory Fees	29,215	98,205	310,633	163,856	57,067
Distribution Fees - Class A	704	1,905	2,573	980	110
Distribution Fees - Class C	171	78	1,743	798	911
Registration & Filing Fees	12,062	13,788	20,583	16,408	14,221
Trustees’ Fees	6,749	6,744	6,429	6,749	6,720
Audit Fees	7,613	7,484	7,088	7,410	7,608
Legal Fees	6,152	6,451	12,961	8,636	6,278
Administration Fees	5,930	16,258	48,526	26,060	10,737
Third Party Administrative Servicing Fees	4,173	14,538	47,682	26,343	10,912
Chief Compliance Officer Fees	1,375	3,300	9,661	5,334	2,361
Custody Fees	2,455	2,490	5,349	3,057	2,521
Transfer Agent Fees	2,641	6,793	20,226	11,931	4,806
Printing Expense	844	2,547	6,830	4,728	1,800
Miscellaneous Expenses	1,205	1,494	2,941	1,976	1,582
Insurance Expense	111	357	1,152	590	218
Total Expenses	81,400	182,432	504,377	284,856	127,852
Less: Expenses Waived/Fees Reimbursed by the Advisor	(33,526)	(22,558)	(19,596)	(22,977)	(35,155)
Net Expenses	47,874	159,874	484,781	261,879	92,697
Net Investment Income	157,509	460,496	1,136,963	561,231	163,465

Net Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Other Investment Companies	15,406	33,005	—	—	24,899

Net Change in Unrealized Appreciation on Investments	224,168	1,385,567	6,391,966	4,030,680	1,572,257
Net Realized and Unrealized Gain on Investments	239,574	1,418,572	6,391,966	4,030,680	1,597,156

Net Increase in Net Assets Resulting From Operations	$397,083	$1,879,068	$7,528,929	$4,591,911	$1,760,621

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
Operations:	(Unaudited)
Net Investment Income	$157,509	$160,436
Net Realized Gain (Loss) on Investments	—	(56,169)
Capital Gain Distributions from Other Investment Companies	15,406	5,502
Net Change in Unrealized Appreciation on Investments	224,168	424,796
Net Increase in Net Assets Resulting From Operations	397,083	534,565

Distributions to Shareholders:
Total Distributions Paid
Class A	(7,306)	(16,226)
Class C	(371)	(1,638)
Class I	(183,835)	(151,976)
Net Decrease in Net Assets from Distributions to Shareholders	(191,512)	(169,840)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	21,100	235,079
Distributions Reinvested	5,818	13,782
Payment for Shares Redeemed	(385,161)	(449,871)
Class C
Proceeds from Shares Issued	—	—
Distributions Reinvested	178	718
Payment for Shares Redeemed	—	(238,785)
Class I
Proceeds from Shares Issued	3,675,162	5,709,269
Distributions Reinvested	156,968	138,441
Payment for Shares Redeemed	(783,466)	(2,833,205)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	2,690,599	2,575,428

Total Increase in Net Assets	2,896,170	2,940,153

Net Assets:
Beginning of Period	10,521,832	7,581,679
End of Period	$13,418,002	$10,521,832

Share Activity
Class A
Shares Sold	1,921	29,960
Shares Reinvested	526	1,432
Shares Redeemed	(35,288)	(27,382)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(32,841)	4,010

Class C
Shares Sold	—	1,618
Shares Reinvested	16	217
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	16	1,835

Class I
Shares Sold	334,563	378,442
Shares Reinvested	14,232	11,019
Shares Redeemed	(71,398)	(105,760)
Net Increase in Shares of Beneficial Interest Outstanding	277,397	283,701

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
Operations:	(Unaudited)
Net Investment Income	$460,496	$495,282
Net Realized Gain (Loss) on Investments	—	(153,007)
Capital Gain Distributions from Other Investment Companies	33,005	17,371
Net Change in Unrealized Appreciation on Investments	1,385,567	1,333,674
Net Increase in Net Assets Resulting From Operations	1,879,068	1,693,320

Distributions to Shareholders:
Total Distributions Paid
Class A	(20,385)	(22,139)
Class C	(173)	(104)
Class I	(586,035)	(444,393)
Net Decrease in Net Assets from Distributions to Shareholders	(606,593)	(466,636)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	389,776
Distributions Reinvested	16,396	17,683
Payment for Shares Redeemed	(118,563)	(396,581)
Class C
Proceeds from Shares Issued	—	14,900
Distributions Reinvested	173	104
Payment for Shares Redeemed	—	(62,237)
Class I
Proceeds from Shares Issued	10,175,558	15,214,457
Distributions Reinvested	524,432	404,435
Payment for Shares Redeemed	(2,974,973)	(7,129,917)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	7,623,023	8,452,620

Total Increase in Net Assets	8,895,498	9,679,304

Net Assets:
Beginning of Period	35,446,713	25,767,409
End of Period	$44,342,211	$35,446,713

Share Activity
Class A
Shares Sold	—	35,365
Shares Reinvested	1,417	1,668
Shares Redeemed	(10,393)	(35,890)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(8,976)	1,143

Class C
Shares Sold	—	1,353
Shares Reinvested	15	10
Shares Redeemed	—	(5,621)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	15	(4,258)

Class I
Shares Sold	883,915	1,381,824
Shares Reinvested	45,023	37,686
Shares Redeemed	(258,095)	(651,254)
Net Increase in Shares of Beneficial Interest Outstanding	670,843	768,256

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
Operations:	(Unaudited)
Net Investment Income	$1,136,963	$1,352,125
Net Realized Gain (Loss) on Investments	—	(272,502)
Capital Gain Distributions from Other Investment Companies	—	27,765
Net Change in Unrealized Appreciation on Investments	6,391,966	3,971,053
Net Increase in Net Assets Resulting From Operations	7,528,929	5,078,441

Distributions to Shareholders:
Total Distributions Paid
Class A	(22,074)	(25,672)
Class C	(2,820)	(4,638)
Class I	(1,379,773)	(1,684,988)
Net Decrease in Net Assets from Distributions to Shareholders	(1,404,667)	(1,715,298)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	554,042	502,806
Distributions Reinvested	21,254	23,711
Payment for Shares Redeemed	(70,465)	(215,786)
Class C
Proceeds from Shares Issued	7,800	11,400
Distributions Reinvested	2,377	4,495
Payment for Shares Redeemed	(37,240)	(161,928)
Class I
Proceeds from Shares Issued	20,521,032	50,134,211
Distributions Reinvested	1,210,393	1,478,960
Payment for Shares Redeemed	(9,040,242)	(16,611,353)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	13,168,951	35,166,516

Total Increase in Net Assets	19,293,213	38,529,659

Net Assets:
Beginning of Period	114,706,861	76,177,202
End of Period	$134,000,074	$114,706,861

Share Activity
Class A
Shares Sold	46,426	(43,953)
Shares Reinvested	1,738	2,167
Shares Redeemed	(5,930)	(18,609)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	42,234	(60,395)

Class C
Shares Sold	654	1,037
Shares Reinvested	197	421
Shares Redeemed	(3,170)	(13,925)
Net Decrease in Shares of Beneficial Interest Outstanding	(2,319)	(12,467)

Class I
Shares Sold	1,710,358	4,365,450
Shares Reinvested	98,927	133,895
Shares Redeemed	(750,625)	(1,461,691)
Net Increase in Shares of Beneficial Interest Outstanding	1,058,660	3,037,654

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
Operations:	(Unaudited)
Net Investment Income	$561,231	$634,305
Net Realized Gain on Investments	—	55,676
Capital Gain Distributions from Other Investment Companies	—	12,976
Net Change in Unrealized Appreciation on Investments	4,030,680	1,831,126
Net Increase in Net Assets Resulting From Operations	4,591,911	2,534,083

Distributions to Shareholders:
Total Distributions Paid
Class A	(11,672)	(6,832)
Class C	(219)	(467)
Class I	(1,131,459)	(545,950)
Net Decrease in Net Assets from Distributions to Shareholders	(1,143,350)	(553,249)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	107,768	173,068
Distributions Reinvested	11,473	6,746
Payments for Shares Redeemed	(41,495)	(43,079)
Class C
Proceeds from Shares Issued	900	1,200
Distributions Reinvested	147	431
Payments for Shares Redeemed	(84,714)	—
Class I
Proceeds from Shares Issued	13,870,448	28,711,153
Distributions Reinvested	1,036,050	500,976
Payments for Shares Redeemed	(5,300,894)	(7,366,051)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	9,599,683	21,984,444

Total Increase in Net Assets	13,048,244	23,965,278

Net Assets:
Beginning of Period	59,497,732	35,532,454
End of Period	$72,545,976	$59,497,732

Share Activity
Class A
Shares Sold	8,469	14,176
Shares Reinvested	873	638
Shares Redeemed	(3,325)	(3,575)
Net Increase in Shares of Beneficial Interest Outstanding	6,017	11,239

Class C
Shares Sold	71	99
Shares Reinvested	11	41
Shares Redeemed	(6,865)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(6,783)	140

Class I
Shares Sold	1,093,928	2,378,733
Shares Reinvested	78,967	47,486
Shares Redeemed	(416,859)	(617,820)
Net Increase in Shares of Beneficial Interest Outstanding	756,036	1,808,399

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
Operations:	(Unaudited)
Net Investment Income	$163,465	$246,682
Net Realized Gain on Investments	—	330,473
Capital Gain Distributions from Other Investment Companies	24,899	3,953
Net Change in Unrealized Appreciation on Investments	1,572,257	470,002
Net Increase in Net Assets Resulting From Operations	1,760,621	1,051,110

Distributions to Shareholders:
Total Distributions Paid
Class A	(2,753)	(663)
Class C	(4,236)	(872)
Class I	(750,120)	(227,121)
Net Decrease in Net Assets from Distributions to Shareholders	(757,109)	(228,656)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	7,312.00	—
Distributions Reinvested	2,753	663
Payment for Shares Redeemed	(100)	(1,296)
Class C
Proceeds from Shares Issued	1	20,961
Distributions Reinvested .	4,236	872
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	3,568,701	11,236,663
Distributions Reinvested	690,457	217,924
Payment for Shares Redeemed	(2,487,574)	(6,548,335)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	1,785,786	4,927,452

Total Increase in Net Assets	2,789,298	5,749,906

Net Assets:
Beginning of Period	21,872,092	16,122,186
End of Period	$24,661,390	$21,872,092

Share Activity
Class A
Shares Sold	537	—
Shares Reinvested	198	60
Shares Redeemed	(7)	(111)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	728	(51)

Class C
Shares Sold	—	1,609
Shares Reinvested	312	81
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	312	1,690

Class I
Shares Sold	266,827	885,280
Shares Reinvested	50,472	19,975
Shares Redeemed	(185,388)	(511,793)
Net Increase in Shares of Beneficial Interest Outstanding	131,911	393,462

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.90		$10.53	$10.59	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.13		0.17	0.17	0.14	0.09
Net gain from securities (both realized and unrealized)	0.22		0.38	(0.01)	0.32	0.10
Total from operations	0.35		0.55	0.16	0.46	0.19

Distributions to shareholders from:
Net investment income	(0.15)		(0.17)	(0.19)	(0.06)	—
Realized gains	—		(0.01)	(0.03)	—	—
Total distributions	(0.15)		(0.18)	(0.22)	(0.06)	—

Net Asset Value, End of Period	$11.10		$10.90	$10.53	$10.59	$10.19

Total Return (b)(f)	3.25	% (e)	5.31%	1.46%	4.50%	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$497		$845	$1,024	$987	$133
Ratio of expenses to average net assets,
before reimbursement (d)	1.62	% (c)	2.26%	2.26%	5.84%	88.37	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	2.32	% (c)	1.63%	1.63%	1.31%	1.04	% (c)
Portfolio turnover rate	2.82	% (e)	34.73%	27.38%	2.91%	44.11	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.83		$10.46	$10.54	$10.17	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.09		0.11	0.10	0.06	(0.02)
Net gain (loss) from securities (both realized and unrealized)	0.22		0.35	(0.02)	0.32	0.19
Total from operations	0.31		0.46	0.08	0.38	0.17

Distributions to shareholders from:
Net investment income	(0.12)		(0.08)	(0.13)	(0.01)	—
Realized gains	—		(0.01)	(0.03)	—	—
Total distributions	(0.12)		(0.09)	(0.16)	(0.01)	—

Net Asset Value, End of Period	$11.02		$10.83	$10.46	$10.54	$10.17

Total Return (b)(f)	2.86	% (e)	4.51%	0.74%	3.71%	1.70	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34		$34	$273	$256	$142
Ratio of expenses to average net assets,
before reimbursement (d)	2.37	% (c)	3.01%	3.01%	8.13%	89.12	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.62	% (c)	0.93%	0.93%	0.63%	(0.18	)% (c)
Portfolio turnover rate	2.82	% (e)	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.88		$10.51	$10.57	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.15		0.19	0.20	0.16	0.12
Net gain (loss) from securities (both realized and unrealized)	0.21		0.38	(0.02)	0.29	0.07
Total from operations	0.36		0.57	0.18	0.45	0.19

Distributions to shareholders from:
Net investment income	(0.17)		(0.19)	(0.21)	(0.07)	—
Realized gains	—		(0.01)	(0.03)	—	—
Total distributions	(0.17)		(0.20)	(0.24)	(0.07)	—

Net Asset Value, End of Period	$11.07		$10.88	$10.51	$10.57	$10.19

Total Return (b)(f)	3.31	% (e)	5.59%	1.67%	4.45%	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,887		$9,643	$6,285	$3,319	$4
Ratio of expenses to average net assets,
before reimbursement (d)	1.37	% (c)	1.67%	2.01%	4.06%	88.12	% (c)
net of reimbursement (d)	0.81	% (c)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	2.71	% (c)	1.85%	1.91%	1.52%	1.40	% (c)
Portfolio turnover rate	2.82	% (e)	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.32		$10.91	$10.74	$10.06	$10.00
Gain From Operations:
Net investment income (a)	0.12		0.16	0.16	0.13	0.04
Net gain from securities (both realized and unrealized)	0.40		0.40	0.24	0.64	0.02
Total from operations	0.52		0.56	0.40	0.77	0.06

Distributions to shareholders from:
Net investment income	(0.16)		(0.15)	(0.17)	(0.09)	—
Realized gains	—		—	(0.06)	—	—
Total distributions	(0.16)		(0.15)	(0.23)	(0.09)	—

Net Asset Value, End of Period	$11.68		$11.32	$10.91	$10.74	$10.06

Total Return (b)(f)	4.59	% (e)	5.20%	3.68%	7.62%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,491		$1,546	$1,478	$1,169	$759
Ratio of expenses to average net assets,
before reimbursement (d)	1.17	% (c)	1.32%	1.46%	4.38%	26.54	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	2.01	% (c)	1.44%	1.50%	1.23%	0.47	% (c)
Portfolio turnover rate	1.75	% (e)	24.47%	23.87%	3.85%	67.12	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$11.23		$10.85	$10.71	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.07		0.04	0.10	0.05	0.16
Net gain (loss) from securities (both realized and unrealized)	0.40		0.42	0.22	0.65	(0.10)
Total from operations	0.47		0.46	0.32	0.70	0.06

Distributions to shareholders from:
Net investment income	(0.13)		(0.08)	(0.12)	(0.05)	—
Realized gains	—		—	(0.06)	—	—
Total distributions	(0.13)		(0.08)	(0.18)	(0.05)	—

Net Asset Value, End of Period	$11.57		$11.23	$10.85	$10.71	$10.06

Total Return (b)(f)	4.17	% (e)	4.30%	2.91%	6.92%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$16		$15	$61	$29	$13
Ratio of expenses to average net assets,
before reimbursement (d)	1.92	% (c)	2.07%	2.21%	4.90%	27.29	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.30	% (c)	0.41%	0.87%	0.44%	1.84	% (c)
Portfolio turnover rate	1.75	% (e)	24.47%	23.87%	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.38		$10.97	$10.79	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.14		0.19	0.20	0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	0.39		0.39	0.23	0.68	(0.03)
Total from operations	0.53		0.58	0.43	0.84	0.06

Distributions to shareholders from:
Net investment income	(0.17)		(0.17)	(0.19)	(0.11)	—
Realized gains	—		—	(0.06)	—	—
Total distributions	(0.17)		(0.17)	(0.25)	(0.11)	—

Net Asset Value, End of Period	$11.74		$11.38	$10.97	$10.79	$10.06

Total Return (b)(f)	4.68	% (e)	5.42%	3.97%	8.34%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$42,836		$33,885	$24,229	$10,022	$70
Ratio of expenses to average net assets,
before reimbursement (d)	0.92	% (c)	1.07%	1.22%	2.38%	26.29	% (c)
net of reimbursement (d)	0.81	% (c)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	2.36	% (c)	1.69%	1.80%	1.51%	1.01	% (c)
Portfolio turnover rate	1.75	% (e)	24.47%	23.87%	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.85		$11.51	$11.06	$10.05	$10.00
Gain From Operations:
Net investment income (a)	0.10		0.14	0.16	0.12	0.03
Net gain from securities (both realized and unrealized)	0.59		0.39	0.55	0.96	0.02
Total from operations	0.69		0.53	0.71	1.08	0.05

Distributions to shareholders from:
Net investment income	(0.12)		(0.12)	(0.20)	(0.07)	—
Realized gains	—		(0.07)	(0.06)	—	—
Total distributions	(0.12)		(0.19)	(0.26)	(0.07)	—

Net Asset Value, End of Period	$12.42		$11.85	$11.51	$11.06	$10.05

Total Return (b)(f)	5.87	% (e)	4.77%	6.39%	10.74%	0.50	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,361		$1,751	$1,385	$1,329	$536
Ratio of expenses to average net assets,
before reimbursement (d)	1.05	% (c)	1.16%	1.24%	2.88%	19.78	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.65	% (c)	1.23%	1.40%	1.13%	0.40	% (c)
Portfolio turnover rate	0.00	% (e)	29.89%	25.45%	2.89%	89.86	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.67		$11.39	$10.98	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.05		0.04	0.07	0.03	(0.03)
Net gain from securities (both realized and unrealized)	0.60		0.39	0.54	0.96	0.03
Total from operations	0.65		0.43	0.61	0.99	—

Distributions to shareholders from:
Net investment income	(0.10)		(0.08)	(0.14)	(0.01)	—
Realized gains	—		(0.07)	(0.06)	—	—
Total distributions	(0.10)		(0.15)	(0.20)	(0.01)	—

Net Asset Value, End of Period	$12.22		$11.67	$11.39	$10.98	$10.00

Total Return (b)(f)	5.57	% (e)	3.93%	5.57%	9.91%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$347		$359	$492	$448	$376
Ratio of expenses to average net assets,
before reimbursement (d)	1.80	% (c)	1.91%	1.99%	4.16%	20.53	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.78	% (c)	0.37%	0.66%	0.29%	(0.39	)% (c)
Portfolio turnover rate	0.00	% (e)	29.89%	25.45%	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.87		$11.53	$11.04	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.11		0.17	0.19	0.16	(0.02)
Net gain from securities (both realized and unrealized)	0.60		0.38	0.55	0.91	0.08
Total from operations	0.71		0.55	0.74	1.07	0.06

Distributions to shareholders from:
Net investment income	(0.13)		(0.14)	(0.19)	(0.09)	—
Realized gains	—		(0.07)	(0.06)	—	—
Total distributions	(0.13)		(0.21)	(0.25)	(0.09)	—

Net Asset Value, End of Period	$12.45		$11.87	$11.53	$11.04	$10.06

Total Return (b)(f)	6.05	% (e)	4.95%	6.71%	10.62%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$131,291		$112,597	$74,300	$39,589	$669
Ratio of expenses to average net assets,
before reimbursement (d)	0.80	% (c)	0.91%	0.99%	1.76%	19.53	% (c)
net of reimbursement (d)	0.77	% (c)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.83	% (c)	1.47%	1.68%	1.50%	(0.18	)% (c)
Portfolio turnover rate	0.00	% (e)	29.89%	25.45%	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.48		$12.05	$11.29	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.09		0.13	0.15	0.11	0.03
Net gain (loss) from securities (both realized and unrealized)	0.77		0.42	0.79	1.23	(0.03	) (f)
Total from operations	0.86		0.55	0.94	1.34	0.00

Distributions to shareholders from:
Net investment income	(0.16)		(0.09)	(0.13)	(0.05)	—
Realized gains	(0.02)		(0.03)	(0.05)	—	—
Total distributions	(0.18)		(0.12)	(0.18)	(0.05)	—

Net Asset Value, End of Period	$13.16		$12.48	$12.05	$11.29	$10.00

Total Return (b)	6.91	% (e)	4.72%	8.29%	13.41%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$856		$737	$576	$308	$163
Ratio of expenses to average net assets,
before reimbursement (d)	1.11	% (c)	1.25%	1.35%	3.53%	46.16	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.46	% (c)	1.08%	1.27%	1.04%	0.31	% (c)
Portfolio turnover rate	0.00	% (e)	27.81%	16.46%	1.78%	70.86	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.33		$11.90	$11.19	$9.94	$10.00
Gain (Loss) From Operations:
Net investment income (loss)(a)	0.03		0.04	0.06	0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.76		0.42	0.78	1.23	(0.03	) (f)
Total from operations	0.79		0.46	0.84	1.25	(0.06)

Distributions to shareholders from:
Net investment income	—		—	(0.08)	—	—
Realized gains	(0.02)		(0.03)	(0.05)	—	—
Total distributions	(0.02)		(0.03)	(0.13)	—	—

Net Asset Value, End of Period	$13.10		$12.33	$11.90	$11.19	$9.94

Total Return (b)	6.45	% (e)	3.91%	7.55%	12.58%	(0.60	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$116		$192	$184	$142	$122
Ratio of expenses to average net assets,
before reimbursement (d)	1.86	% (c)	2.00%	2.10%	4.48%	46.91	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.46	% (c)	0.30%	0.47%	0.21%	(0.41	)% (c)
Portfolio turnover rate	0.00	% (e)	27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.48		$12.05	$11.26	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.11		0.16	0.18	0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	0.58		0.41	0.80	1.18	(0.06	) (f)
Total from operations	0.69		0.57	0.98	1.33	0.00

Distributions to shareholders from:
Net investment income	(0.02)		(0.11)	(0.14)	(0.07)	—
Realized gains	(0.02)		(0.03)	(0.05)	—	—
Total distributions	(0.04)		(0.14)	(0.19)	(0.07)	—

Net Asset Value, End of Period	$13.13		$12.48	$12.05	$11.26	$10.00

Total Return (b)	6.98	% (e)	4.99%	8.70%	13.28%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$71,574		$58,568	$34,772	$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	0.86	% (c)	1.00%	1.10%	2.26%	45.91	% (c)
net of reimbursement (d)	0.79	% (c)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.72	% (c)	1.37%	1.54%	1.41%	0.65	% (c)
Portfolio turnover rate	0.00	% (e)	27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$13.30		$12.84	$11.90	$10.14	$10.00
Gain From Operations:
Net investment income (a)	0.09		0.12	0.14	0.11	0.04
Net gain from securities (both realized and unrealized)	0.76		0.44	1.01	1.65	0.10
Total from operations	0.85		0.56	1.15	1.76	0.14

Distributions to shareholders from:
Net investment income	(0.02)		(0.04)	(0.14)	—	—
Realized gains	(0.22)		(0.06)	(0.07)	—	—
Total distributions	(0.24)		(0.10)	(0.21)	—	—

Net Asset Value, End of Period	$13.91		$13.30	$12.84	$11.90	$10.14

Total Return (b)	7.63	% (e)	4.56%	9.68%	17.36%	1.40	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$98		$84	$81	$53	$22
Ratio of expenses to average net assets,
before reimbursement (d)	1.49	% (c)	1.45%	1.71%	9.40%	51.22	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(f)	1.26	% (c)	0.93%	1.12%	1.01%	0.43	% (c)
Portfolio turnover rate	1.78	% (e)	46.78%	17.45%	6.24%	79.72	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.93		$12.53	$11.61	$10.08	$10.00
Gain (Loss) From Operations:
Net investment income (loss)(a)	0.03		0.02	0.04	0.02	(0.03)
Net gain from securities (both realized and unrealized)	0.91		0.44	0.99	1.51	0.11
Total from operations	0.94		0.46	1.03	1.53	0.08

Distributions to shareholders from:
Net investment income	(0.09)		—	(0.04)	—	—
Realized gains	(0.22)		(0.06)	(0.07)	—	—
Total distributions	(0.31)		(0.06)	(0.11)	—	—

Net Asset Value, End of Period	$13.56		$12.93	$12.53	$11.61	$10.08

Total Return (b)	7.25	% (e)	3.80%	8.89%	15.18%	0.80	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$191		$178	$152	$139	$121
Ratio of expenses to average net assets,
before reimbursement (d)	2.24	% (c)	2.20%	2.48%	14.24%	51.97	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(f)	0.46	% (c)	0.19%	0.31%	0.22%	(0.34	)% (c)
Portfolio turnover rate	1.78	% (e)	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$13.12		$12.67	$11.73	$10.11	$10.00
Gain From Operations:
Net investment income (a)	0.10		0.15	0.17	0.24	0.05
Net gain from securities (both realized and unrealized)	0.91		0.43	1.00	1.38	0.06
Total from operations	1.01		0.58	1.17	1.62	0.11

Distributions to shareholders from:
Net investment income	(0.21)		(0.07)	(0.16)	—	—
Realized gains	(0.22)		(0.06)	(0.07)	—	—
Total distributions	(0.43)		(0.13)	(0.23)	—	—

Net Asset Value, End of Period	$13.70		$13.12	$12.67	$11.73	$10.11

Total Return (b)	7.74	% (e)	4.86%	9.98%	16.02%	1.10	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,373		21,610	15,889	$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	1.24	% (c)	1.20%	1.48%	4.80%	50.97	% (c)
net of reimbursement (d)	0.90	% (c)	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(f)	1.61	% (c)	1.22%	1.37%	2.12%	0.60	% (c)
Portfolio turnover rate	1.78	% (e)	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,308,808	$—	$—	$1,308,808
Exchange Traded Funds	11,799,047	—	—	11,799,047
Short-Term Investment	280,152	—	—	280,152
Total	$13,388,007	$—	$—	$13,388,007

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,301,060	$—	$—	$4,301,060
Exchange Traded Funds	39,502,599	—	—	39,502,599
Short-Term Investment	615,231	—	—	615,231
Total	$44,418,890	$—	$—	$44,418,890

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,094,882	$—	$—	$13,094,882
Exchange Traded Funds	119,643,536	—	—	119,643,536
Short-Term Investment	1,333,631	—	—	1,333,631
Total	$134,072,049	$—	$—	$134,072,049

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,026,311	$—	$—	$7,026,311
Exchange Traded Funds	64,902,062	—	—	64,902,062
Short-Term Investment	547,777	—	—	547,777
Total	$72,476,150	$—	$—	$72,476,150

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,377,755	$—	$—	$2,377,755
Exchange Traded Funds	21,933,402	—	—	21,933,402
Short-Term Investment	325,887	—	—	325,887
Total	$24,637,044	$—	$—	$24,637,044

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2017 through June 30, 2019 or expected to be taken in the Funds’ June 30, 2020 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$2,856,025	$320,924
Ladenburg Income & Growth Fund	7,666,512	364,982
Ladenburg Growth & Income Fund	12,800,870	—
Ladenburg Growth Fund	8,985,192	—
Ladenburg Aggressive Growth Fund	1,394,586	214,755

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2019, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$29,215
Ladenburg Income & Growth Fund	98,205
Ladenburg Growth & Income Fund	310,633
Ladenburg Growth Fund	163,856
Ladenburg Aggressive Growth Fund	57,067

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2019, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively. Prior to October 1, 2019, the Advisor contractually agreed to waive all or part of its advisory fees so that the total annual operating expenses were 1.00%, 1.75% and 0.75% for Class A, Class C and Class I, respectively.

During the six months ended December 31, 2019, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$33,526
Ladenburg Income & Growth Fund	22,558
Ladenburg Growth & Income Fund	19,596
Ladenburg Growth Fund	22,977
Ladenburg Aggressive Growth Fund	35,155

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

During the six months ended December 31, 2019, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2020	June 30, 2021	June 30, 2022
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$69,109	$81,601	$82,097	$232,807
Ladenburg Income & Growth Fund	109,842	86,324	95,081	291,247
Ladenburg Growth & Income Fund	173,575	140,516	148,929	463,020
Ladenburg Growth Fund	95,255	83,388	118,115	296,758
Ladenburg Aggressive Growth Fund	61,270	78,399	90,394	230,063

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There are no Plans for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2019, the Funds were charged pursuant to the Plans as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$875
Ladenburg Income & Growth Fund	1,983
Ladenburg Growth & Income Fund	4,316
Ladenburg Growth Fund	1,778
Ladenburg Aggressive Growth Fund	1,021

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2019, the Distributor received $0, $0, $10,055, $3,372, and $327 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $0, $0, $1,794, $565, and $60 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2019.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributor, LLC, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2019, National Financial Services held 82.37%, 80.26%, 78.22%, 72.71% and 72.19% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control each Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Ladenburg Income Fund	$12,779,935	$621,870	$(13,798)	$608,072
Ladenburg Income & Growth Fund	41,246,870	3,209,781	(37,761)	3,172,020
Ladenburg Growth & Income Fund	121,140,194	12,960,465	(28,610)	12,931,855
Ladenburg Growth Fund	65,021,605	7,469,095	(14,550)	7,454,545
Ladenburg Aggressive Growth Fund	22,014,814	2,630,422	(8,192)	2,622,230

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2019 and June 30, 2018 was as follows:

	For the year ended June 30, 2019:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$159,958	$9,882	$—	$169,840
Ladenburg Income & Growth Fund	466,636	—	—	466,636
Ladenburg Growth & Income Fund	1,158,725	556,573	—	1,715,298
Ladenburg Growth Fund	359,491	193,758	—	553,249
Ladenburg Aggressive Growth Fund	140,223	88,433	—	228,656

	For the year ended June 30, 2018:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$123,641	$20,745	$—	$144,386
Ladenburg Income & Growth Fund	373,212	46,528	3,000	$422,740
Ladenburg Growth & Income Fund	998,776	284,379	—	$1,283,155
Ladenburg Growth Fund	317,021	41,322	—	$358,343
Ladenburg Aggressive Growth Fund	157,657	19,614	—	$177,271

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

As of June 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss		Total
	Ordinary	Long-Term	and	Carry	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Appreciation	Earnings
Ladenburg Income Fund	$1,532	$—	$—	$(22,295)	$383,904	$363,141
Ladenburg Income & Growth Fund	33,305	—	—	(138,505)	1,786,453	1,681,253
Ladenburg Growth & Income Fund	207,886	—	—	(170,912)	6,539,889	6,576,863
Ladenburg Growth Fund	349,642	101,589	—	—	3,423,864	3,875,095

Ladenburg Aggressive Growth Fund	168,319	359,098	—	—	1,049,973	1,577,390

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Ladenburg Income Fund	$22,295	$—	$22,295
Ladenburg Income & Growth Fund	138,505	—	138,505
Ladenburg Growth & Income Fund	170,912	—	170,912
Ladenburg Growth Fund	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distribution reclass, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2019 as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	(4,659)	4,659
Ladenburg Growth & Income Fund	—	—
Ladenburg Growth Fund	—	—
Ladenburg Aggressive Growth Fund	—	—

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF (the “Security”). The Fund may redeem its investment in the Security at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The financial statements of the Security, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2019, the percentage of the Ladenburg Aggressive Growth Fund’s net assets invested in the Security was 28.1%.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2019

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning July 1, 2019 and held through December 31, 2019.

Actual Expenses: The “Actual Expenses” columns in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” columns in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	07/01/19	12/31/19	Period*	12/31/19	Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,032.50	$5.11	$1,020.11	$5.08
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,045.90	$5.14	$1,020.11	$5.08
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,058.70	$5.17	$1,020.11	$5.08
Ladenburg Growth Fund	1.00%	$1,000.00	$1,069.10	$5.20	$1,020.11	$5.08
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,076.30	$5.22	$1,020.11	$5.08

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,028.60	$8.92	$1,016.34	$8.87
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,041.70	$8.98	$1,016.34	$8.87
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,055.70	$9.04	$1,016.34	$8.87
Ladenburg Growth Fund	1.75%	$1,000.00	$1,064.50	$9.08	$1,016.34	$8.87
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,072.50	$9.12	$1,016.34	$8.87

Class I
Ladenburg Income Fund	0.75%	$1,000.00	$1,033.10	$3.83	$1,021.37	$3.81
Ladenburg Income & Growth Fund	0.75%	$1,000.00	$1,046.80	$3.86	$1,021.37	$3.81
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,060.50	$3.88	$1,021.37	$3.81
Ladenburg Growth Fund	0.75%	$1,000.00	$1,069.80	$3.90	$1,021.37	$3.81
Ladenburg Aggressive Growth Fund	0.75%	$1,000.00	$1,077.40	$3.92	$1,021.37	$3.81

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/20

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/9/20